Property, Machinery and Equipment, net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense to property, machinery and equipment	$ 236,538	$ 136,229	$ 425,491	$ 252,036	$ 556,677	$ 188,134